NEW ACCOUNTING STANDARDS (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					$ 107						$ 107
Excess Tax Benefits										$ (34)	$ 0	$ 0
Weighted-average number of shares outstanding, diluted	251,600	252,400	252,000	251,500	251,500	251,000	251,500	251,200		251,155	250,923	250,655
Parent Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted-average number of shares outstanding, diluted										251,155	250,923	250,655
San Diego Gas and Electric Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					$ 23						$ 23
Southern California Gas Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					15						15
Retained earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					107						107
Retained earnings [Member] | San Diego Gas and Electric Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					23						23
Retained earnings [Member] | Southern California Gas Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					15						15
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefits										$ 34
Weighted-average number of shares outstanding, diluted			98	75					89
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Parent Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefits										17	34
Weighted-average number of shares outstanding, diluted			98	75					89
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | San Diego Gas and Electric Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefits										7
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Southern California Gas Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Excess Tax Benefits										$ 4
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Retained earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					107						107
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Retained earnings [Member] | Parent Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					49						49
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Retained earnings [Member] | San Diego Gas and Electric Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					23						23
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09 [Member] | Retained earnings [Member] | Southern California Gas Company [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative-effect adjustment from change in accounting principle					$ 15						$ 15